Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	618,757,136.26	28,626
Yield Supplement Overcollateralization Amount 07/31/25	41,387,309.82	0
Receivables Balance 07/31/25	660,144,446.08	28,626
Principal Payments	29,168,929.53	603
Defaulted Receivables	1,131,587.41	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	38,734,323.07	0
Pool Balance at 08/31/25	591,109,606.07	27,982

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.87%
Prepayment ABS Speed	1.61%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	10,499,189.05	344
Past Due 61-90 days	3,625,176.33	128
Past Due 91-120 days	579,338.75	23
Past Due 121+ days	0.00	0
Total	14,703,704.13	495

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Delinquency Trigger Occurred	NO

Recoveries	860,789.82
Aggregate Net Losses/(Gains) - August 2025	270,797.59
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.44%
Second Prior Net Losses/(Gains) Ratio	0.51%
Third Prior Net Losses/(Gains) Ratio	0.28%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	6,797,760.47
Actual Overcollateralization	6,797,760.47
Weighted Average Contract Rate	6.59%
Weighted Average Contract Rate, Yield Adjusted	10.47%
Weighted Average Remaining Term	43.94

Flow of Funds	$ Amount
Collections	33,633,941.40
Investment Earnings on Cash Accounts	15,216.70
Servicing Fee	(550,120.37)
Transfer to Collection Account	-
Available Funds	33,099,037.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,253,487.49
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,091,823.12
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,797,760.47
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,277,979.40

Total Distributions of Available Funds	33,099,037.73

Servicing Fee	550,120.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	611,641,429.19
Principal Paid	27,329,583.59
Note Balance @ 09/15/25	584,311,845.60

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2a
Note Balance @ 08/15/25	13,716,335.47
Principal Paid	10,966,824.57
Note Balance @ 09/15/25	2,749,510.90
Note Factor @ 09/15/25	1.5778210%

Class A-2b
Note Balance @ 08/15/25	20,465,093.72
Principal Paid	16,362,759.02
Note Balance @ 09/15/25	4,102,334.70
Note Factor @ 09/15/25	1.5778210%

Class A-3
Note Balance @ 08/15/25	434,260,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	434,260,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-4
Note Balance @ 08/15/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	87,890,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	36,870,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	18,440,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,491,474.74
Total Principal Paid	27,329,583.59
Total Paid	29,821,058.33

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	57,722.91
Principal Paid	10,966,824.57
Total Paid to A-2a Holders	11,024,547.48

Class A-2b
SOFR Rate	4.34270%
Coupon	4.68270%
Interest Paid	82,521.91
Principal Paid	16,362,759.02
Total Paid to A-2b Holders	16,445,280.93

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0321648
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.2913032
Total Distribution Amount	24.3234680

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3312459
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	62.9336886
Total A-2a Distribution Amount	63.2649345

A-2b Interest Distribution Amount	0.3173920
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	62.9336885
Total A-2b Distribution Amount	63.2510805

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	76.54
Noteholders' Third Priority Principal Distributable Amount	674.73
Noteholders' Principal Distributable Amount	248.73

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	3,072,738.16
Investment Earnings	11,085.05
Investment Earnings Paid	(11,085.05)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16